Average Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF
	Dec. 30, 2024
Fidelity Preferred Securities & Income ETF | Return Before Taxes
Average Annual Return:
Past 1 year	11.09%
Since Inception	(2.54%)	[1]
Fidelity Preferred Securities & Income ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.26%
Since Inception	(4.03%)	[1]
Fidelity Preferred Securities & Income ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.74%
Since Inception	(2.43%)	[1]
LB091
Average Annual Return:
Past 1 year	6.17%
Since Inception	(2.93%)
IXW48
Average Annual Return:
Past 1 year	9.29%
Since Inception	(2.36%)
IXW8C
Average Annual Return:
Past 1 year	9.05%
Since Inception	(2.54%)

[1]	A From June 15, 2021 .